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Report of Independent Certified Public Accountants

To the management of Global Lending Services LLC and JP Morgan Securities, Inc.:
We have performed the procedures enumerated below, which were agreed to by the owners and management of Global Lending Services LLC hereto (the "Company"), solely to assist the Company in the proposed offering of notes by GLS Auto Receivables Trust 2017-1 (the "Issuer"). The Company's management is responsible for the completeness, accuracy, and reliability of the information disclosed in the Initial Data File (as defined herein). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Board of Directors and management of the Company. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
We performed the procedures enumerated below and noted exceptions on the items listed below.  The procedures we performed were as follows:
On May 11, 2017 the Company provided us with computer readable data files (collectively, the "Initial Data File") containing certain characteristics of the vehicle loans (the "Loans") as of April 28, 2017 (the "Cutoff Date").  We performed the procedures indicated below on a sample of Loans.
Unless otherwise indicated, the following are defined for the purposes of our procedures:

●
the phrase "compared" means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. Such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

●
the phrase "recomputed" means we validated the number through mathematical calculation using the applicable information in the Initial Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted.  Such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

●	the phrase "Source Documents" means a record containing details of a particular transaction or characteristic. Source Documents may include, but are not limited to,

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the customer contract, Fiserv servicing system and a credit information file provided by the company.

Initial Data File Review Procedures:
The Company and JP Morgan Securities, Inc. ("JP Morgan" and together, the "Specified Parties") instructed us to select 200 Loans for purposes of the Initial Data Review Procedures. The Sample Loans are listed on Appendix A. For each of the selected loans (the "Sample Loans"), Grant Thornton LLP performed comparisons and recomputations from the Initial Data File, for certain loan and vehicle characteristics, to information from the Source Documents.
The procedures we performed on the Sample Loans are listed below.

	Characteristic	Descriptions per the Initial Data File
1	Vehicle Identification Number ("Vin")	VIN
2	Loan Number	LoanNumber
3	Current Balance	CurrPrinBal
4	Remaining Term (months)	PmtsRemaining
5	Original Loan-to-Value (LTV)	OrigLTV
6	Borrower State	ObligorState
7	FICO	FICO
8	Original amount financed	OrigPrinBal
9	APR	APR
10	Scheduled amount of principal + interest in each payment	ScheduledPmtAmt
11	First scheduled principal + interest payment date	FirstPmtDate
12	Scheduled contract maturity date	MaturityDate
13	Origination date	ContractDate
14	Original term to maturity (months)	TerminMths
15	Vehicle year	VehicleYear
16	Vehicle make	VehicleMake
17	Vehicle model	VehicleModel
18	Vehicle mileage	OrigMileage
19	New vs. Used	New Used
20	Number of times delinquent (30, 60, 90 days)	XDaysDelinq
21	Number of Deferred Payments (Extensions)	NbrMthsExt
22	Current Delinquency Status	DelinqFlag

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We compared Characteristics 1 through 22 (as set forth in the Initial Data File) to the corresponding information set forth in the provided Source Documents. Characteristic 18, Vehicle mileage, was considered in agreement if the difference was within 2,000 miles. We noted the following unresolved discrepancies between the Initial Data File and the Source Documents:

Loan Number	Characteristic	Per Initial Data File	Per Source Document	Difference
XXXXXXXXXX	Vehicle mileage	38,520	49,749	11,229
XXXXXXXXXX	Vehicle mileage	56	3,095	3,039
XXXXXXXXXX	Vehicle mileage	30,066	33,083	3,017

We were not engaged to and did not conduct an examination or a review of the Initial Date File, the objective of which is the expression of opinion or limited assurance on the financial information or a part thereof. Accordingly, we do not express such an opinion or limited assurance.
Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Grant Thornton LLP

New York, New York
May 25, 2017

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Appendix A

Sample #	Loan Number #	Sample #	Loan Number	Sample #	Loan Number	Sample #	Loan Number
1	XXXXXXXXXX	51	XXXXXXXXXX	101	XXXXXXXXXX	151	XXXXXXXXXX
2	XXXXXXXXXX	52	XXXXXXXXXX	102	XXXXXXXXXX	152	XXXXXXXXXX
3	XXXXXXXXXX	53	XXXXXXXXXX	103	XXXXXXXXXX	153	XXXXXXXXXX
4	XXXXXXXXXX	54	XXXXXXXXXX	104	XXXXXXXXXX	154	XXXXXXXXXX
5	XXXXXXXXXX	55	XXXXXXXXXX	105	XXXXXXXXXX	155	XXXXXXXXXX
6	XXXXXXXXXX	56	XXXXXXXXXX	106	XXXXXXXXXX	156	XXXXXXXXXX
7	XXXXXXXXXX	57	XXXXXXXXXX	107	XXXXXXXXXX	157	XXXXXXXXXX
8	XXXXXXXXXX	58	XXXXXXXXXX	108	XXXXXXXXXX	158	XXXXXXXXXX
9	XXXXXXXXXX	59	XXXXXXXXXX	109	XXXXXXXXXX	159	XXXXXXXXXX
10	XXXXXXXXXX	60	XXXXXXXXXX	110	XXXXXXXXXX	160	XXXXXXXXXX
11	XXXXXXXXXX	61	XXXXXXXXXX	111	XXXXXXXXXX	161	XXXXXXXXXX
12	XXXXXXXXXX	62	XXXXXXXXXX	112	XXXXXXXXXX	162	XXXXXXXXXX
13	XXXXXXXXXX	63	XXXXXXXXXX	113	XXXXXXXXXX	163	XXXXXXXXXX
14	XXXXXXXXXX	64	XXXXXXXXXX	114	XXXXXXXXXX	164	XXXXXXXXXX
15	XXXXXXXXXX	65	XXXXXXXXXX	115	XXXXXXXXXX	165	XXXXXXXXXX
16	XXXXXXXXXX	66	XXXXXXXXXX	116	XXXXXXXXXX	166	XXXXXXXXXX
17	XXXXXXXXXX	67	XXXXXXXXXX	117	XXXXXXXXXX	167	XXXXXXXXXX
18	XXXXXXXXXX	68	XXXXXXXXXX	118	XXXXXXXXXX	168	XXXXXXXXXX
19	XXXXXXXXXX	69	XXXXXXXXXX	119	XXXXXXXXXX	169	XXXXXXXXXX
20	XXXXXXXXXX	70	XXXXXXXXXX	120	XXXXXXXXXX	170	XXXXXXXXXX
21	XXXXXXXXXX	71	XXXXXXXXXX	121	XXXXXXXXXX	171	XXXXXXXXXX
22	XXXXXXXXXX	72	XXXXXXXXXX	122	XXXXXXXXXX	172	XXXXXXXXXX
23	XXXXXXXXXX	73	XXXXXXXXXX	123	XXXXXXXXXX	173	XXXXXXXXXX
24	XXXXXXXXXX	74	XXXXXXXXXX	124	XXXXXXXXXX	174	XXXXXXXXXX
25	XXXXXXXXXX	75	XXXXXXXXXX	125	XXXXXXXXXX	175	XXXXXXXXXX
26	XXXXXXXXXX	76	XXXXXXXXXX	126	XXXXXXXXXX	176	XXXXXXXXXX
27	XXXXXXXXXX	77	XXXXXXXXXX	127	XXXXXXXXXX	177	XXXXXXXXXX
28	XXXXXXXXXX	78	XXXXXXXXXX	128	XXXXXXXXXX	178	XXXXXXXXXX
29	XXXXXXXXXX	79	XXXXXXXXXX	129	XXXXXXXXXX	179	XXXXXXXXXX
30	XXXXXXXXXX	80	XXXXXXXXXX	130	XXXXXXXXXX	180	XXXXXXXXXX
31	XXXXXXXXXX	81	XXXXXXXXXX	131	XXXXXXXXXX	181	XXXXXXXXXX
32	XXXXXXXXXX	82	XXXXXXXXXX	132	XXXXXXXXXX	182	XXXXXXXXXX
33	XXXXXXXXXX	83	XXXXXXXXXX	133	XXXXXXXXXX	183	XXXXXXXXXX
34	XXXXXXXXXX	84	XXXXXXXXXX	134	XXXXXXXXXX	184	XXXXXXXXXX
35	XXXXXXXXXX	85	XXXXXXXXXX	135	XXXXXXXXXX	185	XXXXXXXXXX
36	XXXXXXXXXX	86	XXXXXXXXXX	136	XXXXXXXXXX	186	XXXXXXXXXX
37	XXXXXXXXXX	87	XXXXXXXXXX	137	XXXXXXXXXX	187	XXXXXXXXXX
38	XXXXXXXXXX	88	XXXXXXXXXX	138	XXXXXXXXXX	188	XXXXXXXXXX
39	XXXXXXXXXX	89	XXXXXXXXXX	139	XXXXXXXXXX	189	XXXXXXXXXX
40	XXXXXXXXXX	90	XXXXXXXXXX	140	XXXXXXXXXX	190	XXXXXXXXXX
41	XXXXXXXXXX	91	XXXXXXXXXX	141	XXXXXXXXXX	191	XXXXXXXXXX
42	XXXXXXXXXX	92	XXXXXXXXXX	142	XXXXXXXXXX	192	XXXXXXXXXX
43	XXXXXXXXXX	93	XXXXXXXXXX	143	XXXXXXXXXX	193	XXXXXXXXXX
44	XXXXXXXXXX	94	XXXXXXXXXX	144	XXXXXXXXXX	194	XXXXXXXXXX
45	XXXXXXXXXX	95	XXXXXXXXXX	145	XXXXXXXXXX	195	XXXXXXXXXX
46	XXXXXXXXXX	96	XXXXXXXXXX	146	XXXXXXXXXX	196	XXXXXXXXXX
47	XXXXXXXXXX	97	XXXXXXXXXX	147	XXXXXXXXXX	197	XXXXXXXXXX
48	XXXXXXXXXX	98	XXXXXXXXXX	148	XXXXXXXXXX	198	XXXXXXXXXX
49	XXXXXXXXXX	99	XXXXXXXXXX	149	XXXXXXXXXX	199	XXXXXXXXXX
50	XXXXXXXXXX	100	XXXXXXXXXX	150	XXXXXXXXXX	200	XXXXXXXXXX

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